CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Millions	Members Interest [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 30, 2014				$ 401.3
Foreign currency translation adjustments		$ (22.3)		(22.3)
Capital distribution to parent	$ 385.0			385.0
Net (loss)/income			$ (155.1)	(155.1)	[1]
Balance at Jun. 30, 2015	1,699.1	(7.9)	(497.1)	1,194.1
Stock-based compensation	87.6			87.6
Tax benefits from stock-based compensation	5.1			5.1
Foreign currency translation adjustments		(11.7)		(11.7)
Capital distribution to parent	(17.5)			(17.5)
Net (loss)/income			(26.0)	(26.0)
Balance at Dec. 31, 2015	$ 1,774.3	$ (19.6)	$ (523.1)	$ 1,231.6

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.